Note 6 - Fully Benefit-Responsive Investment Contract (Details Textual) - EBP 20-3977125 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract, Description	In October 2020, the Plan entered into a benefit-responsive investment contract with Great-West Life & Annuity Insurance Company (GWI), specifically the Group Unallocated Fixed Deferred Annuity contract (the “Contract”). The Contract, a traditional guaranteed investment contract, maintains the contributions in a general account. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The contract is included in the financial statements at contract value as reported to the Plan by GWI. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	$ 2,977,251	$ 2,295,942
EBP, Fully Benefit-Responsive Investment Contract, Limitation on Transacting at Contract Value, Not Probable [true false]	false